SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Summary Information By Segment
2021
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$7,579,002	1,545,721	504,595	400,261	$10,029,579
Cost of revenue	$(5,676,202)	(1,005,431)	(792,061)	(328,481)	$(7,802,175)
Net income (loss)	$(1,446,635)	491,513	(1,318,921)	(1,821,464)	$(4,095,507)
Total assets	$6,568,405	1,380,636	198,037	2,530,347	$10,677,425
Depreciation and amortization	$(621,774)	(111,336)	(40,170)	(637,023)	$(1,410,303)
Impairment/gain on debt extinguishment	$391,567	747,137	-	6,338,293	$7,476,997
Derivative gain (expense)	$-	-	-	(3,536,901)	$(3,536,901)
Interest expense	$(1,058,986)	(38,798)	-	(1,539,348)	$(2,637,132)

2020
	TPT SpeedConnect	Blue Collar	TPT MedTech and QuikLABS	Corporate and other	Total
Revenue	$9,958,770	1,051,120	30,484	53,796	$11,094,170
Cost of revenue	$(6,367,474)	(437,936)	(68,884)	(319,199)	$(7,193,493)
Net income (loss)	$983,673	(166,110)	(747,485)	(8,189,346)	$(8,119,268)
Total assets	$7,010,444	370,554	11,850	5,443,840	$12,836,688
Depreciation and amortization	$(531,254)	(111,336)	(3,583)	(1,139,470)	$(1,785,643)
Impairment/gain on debt extinguishment	$-	(853,366)	-	(1,849,630)	$(2,702,996)
Derivative gain (expense)	$-	-	-	1,140,323	$1,140,323
Interest expense	$(242,693)	(36,507)	(800)	(1,251,733)	$(1,531,733)